Quarterly Report
March 31, 2021
MFS®  Limited Maturity Portfolio
MFS® Variable Insurance Trust III
VLT-Q1

Portfolio of Investments
3/31/21 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Bonds – 98.0%
Aerospace – 0.6%
Boeing Co., 1.167%, 2/04/2023	$438,000	$440,220
Boeing Co., 1.433%, 2/04/2024	876,000	877,542
Huntington Ingalls Industries, Inc., 3.844%, 5/01/2025	1,049,000	1,144,106
Raytheon Technologies Corp., 3.65%, 8/16/2023	114,000	121,950
		$2,583,818
Asset-Backed & Securitized – 23.7%
AmeriCredit Automobile Receivables Trust, 2017-2, “C”, 2.97%, 3/20/2023	$1,209,845	$1,218,762
AmeriCredit Automobile Receivables Trust, 2020-1, “C”, 1.59%, 10/20/2025	659,000	669,697
Arbor Realty Trust, Inc., CLO, 2019-FL1, “A”, FLR, 1.256% (LIBOR - 1mo. + 1.15%), 5/15/2037 (n)	2,210,000	2,210,000
AREIT CRE Trust, 2019-CRE3, “AS”, FLR, 1.406% (LIBOR - 1mo. + 1.3%), 9/14/2036 (n)	647,000	646,216
AREIT CRE Trust, 2019-CRE3, “B”, FLR, 1.656% (LIBOR - 1mo. + 1.55%), 9/14/2036 (n)	319,500	317,947
AREIT CRE Trust, 2019-CRE3, “C”, FLR, 2.006% (LIBOR - 1mo. + 1.9%), 9/14/2036 (n)	264,000	262,074
Avery Point CLO Ltd., 2014-1A, “CR”, FLR, 2.567% (LIBOR - 3mo. + 2.35%), 4/25/2026 (n)	1,720,000	1,724,868
Ballyrock Ltd., CLO, 2018-1A, “A2”, FLR, 1.824% (LIBOR - 3mo. + 1.6%), 4/20/2031 (n)	1,748,737	1,737,476
Ballyrock Ltd., CLO, 2018-1A, “B”, FLR, 2.124% (LIBOR - 3mo. + 1.9%), 4/20/2031 (n)	741,069	732,407
Bancorp Commercial Mortgage Trust, 2018-CRE3, “B”, FLR, 1.656% (LIBOR - 1mo. + 1.55%), 1/15/2033 (n)	1,605,087	1,597,725
Bancorp Commercial Mortgage Trust, 2018-CRE4, “AS”, FLR, 1.206% (LIBOR - 1mo. + 1.1%), 9/15/2035 (n)	731,414	729,664
Bancorp Commercial Mortgage Trust, 2019-CRE5, “A”, FLR, 1.106% (LIBOR - 1mo. + 1%), 3/15/2036 (n)	645,556	645,356
Bancorp Commercial Mortgage Trust, 2019-CRE5, “AS”, FLR, 1.456% (LIBOR - 1mo. + 1.35%), 3/15/2036 (n)	1,247,481	1,246,773
Bancorp Commercial Mortgage Trust, 2019-CRE5, “B”, FLR, 1.606% (LIBOR - 1mo. + 1.5%), 3/15/2036 (n)	1,727,281	1,727,280
Bancorp Commercial Mortgage Trust, 2019-CRE6, “AS”, FLR, 1.406% (LIBOR - 1mo. + 1.3%), 9/15/2036 (n)	1,410,155	1,410,154
Bancorp Commercial Mortgage Trust, 2019-CRE6, “B”, FLR, 1.656% (LIBOR - 1mo. + 1.55%), 9/15/2036 (n)	1,776,462	1,776,461
Barclays Commercial Mortgage Securities LLC, 2018-C2, “XA”, 0.768%, 12/15/2051 (i)(n)	22,045,649	1,064,979
Benchmark Mortgage Trust, 2021-B23, “XA”, 1.28%, 2/15/2054 (i)	10,440,156	1,005,069
BSPRT Ltd., 2018-FL4, “A”, FLR, 2.206% (LIBOR - 1mo. + 2.1%), 9/15/2035 (n)	2,076,000	2,060,681
Business Jet Securities LLC, 2020-1A, “A”, 2.981%, 11/15/2035 (n)	378,659	383,248
Business Jet Securities LLC, 2021-1A, “A”, 2.162%, 4/15/2036 (n)	412,000	409,286
Business Jet Securities LLC, 2021-1A, “B”, 2.918%, 4/15/2036 (n)	100,000	99,082
BXMT Ltd., 2020-FL2, “B”, FLR, 1.507% (LIBOR - 1mo. + 1.4%), 2/16/2037 (n)	1,445,000	1,441,379
Capital Automotive, 2020-1A, “A4”, REIT, 3.19%, 2/15/2050 (n)	556,680	571,130
Caravana Auto Receivables Trust, 2019-1A, “B”, 3.29%, 8/15/2023 (n)	2,269,509	2,286,569
CD Commercial Mortgage Trust, 2017-CD4, “XA”, 1.289%, 5/10/2050 (i)	16,755,580	925,905
CF Hippolyta Issuer LLC, 2020-1, “A1”, 1.69%, 7/15/2060 (n)	356,478	359,062
CF Hippolyta Issuer LLC, 2020-1, “B1”, 2.28%, 7/15/2060 (n)	112,767	114,624
Chesapeake Funding II LLC, 2017-3A, “B”, 2.57%, 8/15/2029 (n)	869,000	870,068
Chesapeake Funding II LLC, 2017-4A, “B”, 2.59%, 11/15/2029 (n)	741,000	746,850
Chesapeake Funding II LLC, 2017-4A, “C”, 2.76%, 11/15/2029 (n)	994,000	1,003,716
Commercial Mortgage Pass-Through Certificates, 2019-BN24,“XA”, 0.647%, 11/15/2062 (i)	8,899,061	428,195
Commercial Mortgage Pass-Through Certificates, 2021-BN31,“XA”, 1.34%, 2/15/2054 (i)	9,221,113	960,282
Credit Acceptance Auto Loan Trust, 2021-2A, “A”, 0.96%, 2/15/2030 (n)	373,000	372,541
Credit Acceptance Auto Loan Trust, 2021-2A, “B”, 1.26%, 4/15/2030 (n)	250,000	248,742
Dell Equipment Finance Trust, 2018-2, “B”, 3.55%, 10/22/2023 (n)	1,843,000	1,859,437
Dell Equipment Finance Trust, 2020-1, “A2”, 2.26%, 6/22/2022 (n)	551,780	556,583
DT Auto Owner Trust, 2017-3A, “D”, 3.58%, 5/15/2023 (n)	174,604	174,961
DT Auto Owner Trust, 2018-2A, “C”, 3.67%, 3/15/2024 (n)	11,789	11,804
Exantas Capital Corp. CLO Ltd., 2019-RS07, “B”, FLR, 1.807% (LIBOR - 1mo. + 1.7%), 4/15/2036 (n)	1,459,000	1,455,334
Exeter Automobile Receivables Trust, 2019-3A, “C”, 2.79%, 5/15/2024 (n)	2,150,000	2,189,810
Exeter Automobile Receivables Trust, 2020-1, 2.26%, 4/15/2024 (n)	365,000	368,306
Exeter Automobile Receivables Trust, 2020-1A, 2.49%, 1/15/2025 (n)	500,000	510,901
Figueroa CLO Ltd., 2014-1A, “BR”, FLR, 1.741% (LIBOR - 3mo. + 1.5%), 1/15/2027 (n)	2,520,000	2,526,499
General Motors, 2019-1, “B”, 2.86%, 4/15/2024 (n)	1,228,000	1,257,152
General Motors, 2019-1, “C”, 3.06%, 4/15/2024 (n)	945,000	965,709
GLS Auto Receivables Trust, 2020-1A, “A”, 2.17%, 2/15/2024 (n)	413,102	416,542
GM Financial Automobile Leasing Trust, 2020-1, “B”, 1.84%, 12/20/2023	622,000	631,899
GM Financial Automobile Leasing Trust, 2020-1, “C”, 2.04%, 12/20/2023	456,000	464,672

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Asset-Backed & Securitized – continued
Grand Avenue CRE Ltd., 2019-FL1, “A”, FLR, 1.226% (LIBOR - 1mo. + 1.12%), 6/15/2037 (n)	$701,336	$701,336
Granite Point Mortgage Trust, Inc., 2018-FL1, “A” FLR, 1.01% (LIBOR - 1mo. + 0.9%), 11/21/2035 (n)	359,444	358,517
GS Mortgage Securities Trust, 2017-GS6, “XA”, 1.177%, 5/10/2050 (i)	15,684,116	868,459
GS Mortgage Securities Trust, 2017-GS7, “XA”, 1.118%, 8/10/2050 (i)	15,642,819	826,208
GS Mortgage Securities Trust, 2020-GC47, “A5”, 1.131%, 5/12/2053 (i)	8,351,652	730,264
Hertz Fleet Lease Funding LP, 2018-1, “B”, 3.64%, 5/10/2032 (n)	1,106,000	1,111,709
Hertz Fleet Lease Funding LP, 2018-1, “C”, 3.77%, 5/10/2032 (n)	635,000	638,146
Invitation Homes Trust, 2018-SFR1, “B”, FLR, 1.058% (LIBOR - 1mo. + 0.95%), 3/17/2037 (n)	1,366,000	1,364,022
Invitation Homes Trust, 2018-SFR2, “A”, FLR, 0.958% (LIBOR - 1mo. + 0.85%), 12/17/2036 (n)	2,517,512	2,520,267
Invitation Homes Trust, 2018-SFR2, “A”, FLR, 1.006% (LIBOR - 1mo. + 0.9%), 6/17/2037 (n)	1,807,813	1,811,163
JPMorgan Chase Commercial Mortgage Securities Corp., 1.05%, 9/15/2050 (i)	14,856,271	698,274
KKR Real Estate Financial Trust, Inc., 2018-FL1, “C”, FLR, 2.107% (LIBOR - 1mo. + 2%), 6/15/2036 (n)	1,355,500	1,352,111
LoanCore Ltd., 2018-CRE1, “AS”, FLR, 1.606% (LIBOR - 1mo. + 1.5%), 5/15/2028 (n)	2,225,000	2,225,000
LoanCore Ltd., 2018-CRE1, “C”, FLR, 2.656% (LIBOR - 1mo. + 2.55%), 5/15/2028 (n)	741,500	737,342
LoanCore Ltd., 2019-CRE3, “A”, FLR, 1.156% (LIBOR - 1mo. + 1.05%), 4/15/2034 (n)	1,128,150	1,128,150
LoanCore Ltd., 2019-CRE3, “AS”, FLR, 1.476% (LIBOR - 1mo. + 1.37%), 4/15/2034 (n)	1,980,450	1,975,564
Madison Park Funding Ltd., 2014-13A, “BR2”, FLR, 1.723% (LIBOR - 3mo. + 1.5%), 4/19/2030 (n)	2,779,008	2,793,403
Magnetite CLO Ltd., 2015-16A, “BR”, FLR, 1.423% (LIBOR - 3mo. + 1.2%), 1/18/2028 (n)	3,559,000	3,551,270
Man GLG U.S. CLO Ltd., 2018-2A, “BR”, FLR, 2.691% (LIBOR - 3mo. + 2.45%), 10/15/2028	2,309,265	2,316,655
MF1 CLO Ltd., 2019-FL2, “A”, FLR, 1.239% (LIBOR - 1mo. + 1.13%), 12/25/2034 (n)	939,823	939,154
MF1 CLO Ltd., 2019-FL2, “AS”, FLR, 1.538% (LIBOR - 1mo. + 1.43%), 12/25/2034 (n)	1,307,000	1,307,403
MF1 Ltd., 2020-FL3, “B”, FLR, 3.856% (LIBOR - 1mo. + 3.75%), 7/15/2035 (z)	192,000	195,574
MF1 Ltd., 2020-FL3, “C”, FLR, 4.606% (LIBOR - 1mo. + 4.5%), 7/15/2035 (z)	274,500	279,950
MF1 Multi-Family Housing Mortgage Loan Trust, 2020-FL4, “B”, FLR, 2.856% (LIBOR - 1mo. + 2.75%), 11/15/2035 (n)	1,946,000	1,975,040
Morgan Stanley Bank of America Merrill Lynch Trust, 2017-C33, “XA”, 1.392%, 5/15/2050 (i)	16,814,638	886,503
Morgan Stanley Capital I Trust, 2017-H1, “XA”, 1.414%, 6/15/2050 (i)	7,667,284	436,604
Morgan Stanley Capital I Trust, 2018-H4, “XA”, 0.858%, 12/15/2051 (i)	17,929,541	941,921
Mountain Hawk CLO Ltd., 2014-3A, “BR”, FLR, 2.023% (LIBOR - 3mo. + 1.8%), 4/18/2025 (n)	3,468,000	3,473,566
Nationstar HECM Loan Trust, 2019-1A, “A”, 2.651%, 6/25/2029 (n)	282,753	283,203
Navistar Financial Dealer Note Master Owner Trust, 2019-1, “C”, FLR, 1.058% (LIBOR - 1mo. + 0.95%), 5/25/2024 (n)	432,000	432,137
Navistar Financial Dealer Note Master Owner Trust, 2020-1, “A”, FLR, 1.058% (LIBOR - 1mo. + 0.95%), 7/25/2025 (n)	367,000	369,592
Navistar Financial Dealer Note Master Owner Trust, 2020-1, “B”, FLR, 1.458% (LIBOR - 1mo. + 1.35%), 7/25/2025 (n)	338,000	341,244
Navistar Financial Dealer Note Master Owner Trust, 2020-1, “C”, FLR, 2.258% (LIBOR - 1mo. + 2.15%), 7/25/2025 (n)	279,000	282,558
Neuberger Berman CLO Ltd., 2016-21A, “CR”, FLR, 1.824% (LIBOR - 3mo. + 1.6%), 4/20/2027 (n)	2,056,577	2,043,839
NextGear Floorplan Master Owner Trust, 2019-2A, “A2”, 2.07%, 10/15/2024 (n)	1,050,000	1,076,058
OneMain Financial Issuance Trust, 2020-1A, “A”, 3.84%, 5/14/2032 (n)	1,723,824	1,808,349
Santander Drive Auto Receivables Trust, 2019-2, “B”, 2.79%, 1/16/2024	1,197,203	1,203,678
Securitized Term Auto Receivable Trust, 2019-CRTA, “B”, 2.453%, 3/25/2026 (n)	220,608	224,517
Securitized Term Auto Receivable Trust, 2019-CRTA, “C”, 2.849%, 3/25/2026 (n)	282,856	289,055
Shackleton CLO Ltd., 2013-4RA, “B”, FLR, 2.124% (LIBOR - 3mo. + 1.9%), 4/13/2031 (n)	927,055	903,615
Shackleton CLO Ltd., 2015-8A, “CR”, FLR, 1.873% (LIBOR - 3mo. + 1.65%), 10/20/2027 (n)	709,957	701,354
Shelter Growth CRE, 2019-FL2, “A”, FLR, 1.206% (LIBOR - 1mo. + 1.1%), 5/15/2036 (n)	1,760,171	1,760,171
Student Loan Consolidation Center, “A”, FLR, 1.328% (LIBOR - 1mo. + 1.22%), 10/25/2027 (n)	134,136	134,910
TICP CLO Ltd., 2018-3R, “B”, FLR, 1.574% (LIBOR - 3mo. + 1.35%), 4/20/2028 (n)	870,756	870,758
TICP CLO Ltd., 2018-3R, “C”, FLR, 2.024% (LIBOR - 3mo. + 1.8%), 4/20/2028 (n)	1,528,084	1,528,281
TPG Real Estate Finance, 2018-FL2, “AS”, FLR, 1.557% (LIBOR - 1mo. + 1.45%), 11/15/2037 (n)	2,192,500	2,192,500
UBS Commercial Mortgage Trust, 2017-C1, “XA”, 1.005%, 11/15/2050 (i)	11,931,864	542,162
UBS Commercial Mortgage Trust, 2018-C14, “XA”, 0.991%, 12/15/2051 (i)	9,005,161	540,572
Veros Auto Receivables Trust, 2020-1, “A”, 1.67%, 9/15/2023 (n)	485,418	487,063
West CLO Ltd., 2014-2A, “A1BR”, 2.724%, 1/16/2027 (n)	213,608	213,812
Wind River CLO Ltd., 2015-2A, “CR”, FLR, 1.941% (LIBOR - 3mo. + 1.7%), 10/15/2027 (n)	864,053	863,618
		$104,630,498
Automotive – 3.5%
Daimler Finance North America LLC, 0.75%, 3/01/2024 (n)	$870,000	$865,513
Ford Motor Credit Co. LLC, 3.087%, 1/09/2023	857,000	870,909
General Motors Financial Co., 1.7%, 8/18/2023	1,491,000	1,518,411
Harley-Davidson Financial Services, 4.05%, 2/04/2022 (n)	1,203,000	1,236,995
Hyundai Capital America, 2.85%, 11/01/2022 (n)	355,000	366,096

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Automotive – continued
Hyundai Capital America, 2.375%, 2/10/2023 (n)	$534,000	$548,131
Hyundai Capital America, 5.75%, 4/06/2023 (n)	1,733,000	1,899,022
Hyundai Capital America, 0.8%, 1/08/2024 (n)	154,000	152,649
Hyundai Capital America, 5.875%, 4/07/2025 (n)	1,872,000	2,154,693
Volkswagen Group of America Finance LLC, 4%, 11/12/2021 (n)	1,356,000	1,385,486
Volkswagen Group of America Finance LLC, 2.9%, 5/13/2022 (n)	560,000	574,808
Volkswagen Group of America Finance LLC, 3.125%, 5/12/2023 (n)	234,000	245,858
Volkswagen Group of America Finance LLC, 2.85%, 9/26/2024 (n)	1,120,000	1,188,480
Volkswagen Group of America Finance LLC, 3.35%, 5/13/2025 (n)	1,212,000	1,300,854
Volkswagen Group of America Finance LLC, 1.25%, 11/24/2025 (n)	916,000	902,156
		$15,210,061
Brokerage & Asset Managers – 1.4%
Charles Schwab Corp., 0.75%, 3/18/2024	$1,049,000	$1,054,365
E*TRADE Financial Corp., 2.95%, 8/24/2022	2,157,000	2,227,395
NASDAQ, Inc., 0.445%, 12/21/2022	500,000	500,309
National Securities Clearing Corp., 1.2%, 4/23/2023 (n)	600,000	609,260
National Securities Clearing Corp., 0.4%, 12/07/2023 (n)	500,000	498,891
National Securities Clearing Corp., 1.5%, 4/23/2025 (n)	250,000	252,461
National Securities Clearing Corp., 0.75%, 12/07/2025 (n)	1,000,000	975,152
		$6,117,833
Business Services – 0.9%
Equinix, Inc., 1.25%, 7/15/2025	$375,000	$371,710
Global Payments, Inc., 1.2%, 3/01/2026	1,216,000	1,196,510
Tencent Holdings Ltd., 1.81%, 1/26/2026 (n)	1,481,000	1,484,936
Western Union Co., 1.35%, 3/15/2026	1,091,000	1,062,932
		$4,116,088
Cable TV – 0.6%
SES S.A., 3.6%, 4/04/2023 (n)	$2,469,000	$2,598,551
Computer Software – 0.7%
Dell International LLC/EMC Corp., 4%, 7/15/2024 (n)	$1,415,000	$1,535,458
Dell International LLC/EMC Corp., 5.85%, 7/15/2025 (n)	340,000	396,225
Oracle Corp., 1.65%, 3/25/2026	1,319,000	1,328,650
		$3,260,333
Computer Software - Systems – 0.2%
Apple, Inc., 1.7%, 9/11/2022	$862,000	$880,528
Conglomerates – 1.0%
Carrier Global Corp., 2.242%, 2/15/2025	$1,434,000	$1,484,313
Roper Technologies, Inc., 2.8%, 12/15/2021	666,000	675,989
Westinghouse Air Brake Technologies Corp., 4.4%, 3/15/2024	2,237,000	2,432,016
		$4,592,318
Consumer Products – 0.1%
Reckitt Benckiser Treasury Services PLC, 2.375%, 6/24/2022 (n)	$550,000	$562,387
Consumer Services – 0.3%
Alibaba Group Holding Ltd., 2.8%, 6/06/2023	$1,223,000	$1,275,600
Booking Holdings, Inc., 4.1%, 4/13/2025	171,000	190,474
		$1,466,074

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Containers – 0.5%
Berry Global, Inc., 0.95%, 2/15/2024 (n)	$662,000	$658,882
Berry Global, Inc., 1.57%, 1/15/2026 (n)	1,375,000	1,353,743
		$2,012,625
Electronics – 0.6%
Broadcom, Inc., 4.7%, 4/15/2025	$493,000	$555,479
Broadcom, Inc., 3.15%, 11/15/2025	600,000	639,238
Microchip Technology, Inc., 3.922%, 6/01/2021	1,514,000	1,522,751
		$2,717,468
Emerging Market Quasi-Sovereign – 1.0%
Bharat Petroleum Corp. Ltd., 4.625%, 10/25/2022	$1,865,000	$1,952,495
Indian Oil Corp. Ltd., 5.75%, 8/01/2023	933,000	1,021,121
Sinopec Group Overseas Development (2018) Ltd. (People's Republic of China), 1.45%, 1/08/2026 (n)	1,302,000	1,286,259
		$4,259,875
Emerging Market Sovereign – 0.4%
Emirate of Abu Dhabi, 0.75%, 9/02/2023 (n)	$1,572,000	$1,577,250
Energy - Independent – 0.5%
Diamondback Energy, Inc., 0.9%, 3/24/2023	$963,000	$962,858
Pioneer Natural Resources Co., 0.75%, 1/15/2024	1,364,000	1,359,089
		$2,321,947
Energy - Integrated – 1.1%
Cenovus Energy, Inc., 5.375%, 7/15/2025	$1,133,000	$1,272,831
Eni S.p.A., 4%, 9/12/2023 (n)	1,857,000	1,995,427
Exxon Mobil Corp., 1.571%, 4/15/2023	683,000	699,713
Husky Energy, Inc., 3.95%, 4/15/2022	468,000	478,910
Suncor Energy, Inc., 2.8%, 5/15/2023	188,000	196,374
		$4,643,255
Financial Institutions – 2.0%
AerCap Ireland Capital DAC, 4.875%, 1/16/2024	$1,585,000	$1,724,469
AerCap Ireland Capital DAC, 3.15%, 2/15/2024	1,399,000	1,457,454
AerCap Ireland Capital DAC, 6.5%, 7/15/2025	1,212,000	1,412,413
Avolon Holdings Funding Ltd., 3.625%, 5/01/2022 (n)	241,000	245,756
Avolon Holdings Funding Ltd., 3.95%, 7/01/2024 (n)	1,214,000	1,268,880
Avolon Holdings Funding Ltd., 2.125%, 2/21/2026 (n)	1,574,000	1,504,913
Avolon Holdings Funding Ltd., 4.25%, 4/15/2026 (n)	506,000	529,765
Century Housing Corp., 3.995%, 11/01/2021	748,000	756,480
		$8,900,130
Food & Beverages – 0.4%
Mondelez International, Inc., 0.625%, 7/01/2022	$1,800,000	$1,805,403
Food & Drug Stores – 0.7%
7-Eleven, Inc., 0.625%, 2/10/2023 (n)	$1,785,000	$1,786,738
7-Eleven, Inc., 0.8%, 2/10/2024 (n)	1,339,000	1,333,452
		$3,120,190
Gaming & Lodging – 0.8%
GLP Capital LP/GLP Financing II, Inc., 5.375%, 11/01/2023	$1,459,000	$1,592,936
Marriott International, Inc., 2.3%, 1/15/2022	1,564,000	1,580,273
Marriott International, Inc., 3.75%, 10/01/2025	370,000	395,068
		$3,568,277

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Industrial – 0.1%
Howard University, Washington D.C., 2.738%, 10/01/2022	$96,000	$98,384
Howard University, Washington D.C., 2.801%, 10/01/2023	106,000	109,266
Howard University, Washington D.C., AGM, 2.638%, 10/01/2021	91,000	91,525
Howard University, Washington D.C., AGM, 2.416%, 10/01/2024	117,000	120,515
Howard University, Washington D.C., AGM, 2.516%, 10/01/2025	144,000	146,739
		$566,429
Insurance – 0.7%
AIG Global Funding, 0.8%, 7/07/2023 (n)	$913,000	$918,058
Equitable Financial Life Insurance Co., 1.4%, 7/07/2025 (n)	882,000	881,182
Metropolitan Life Global Funding I, 0.4%, 1/07/2024 (n)	1,365,000	1,355,485
		$3,154,725
Insurance - Property & Casualty – 0.4%
Aon PLC, 2.2%, 11/15/2022	$821,000	$842,907
Marsh & McLennan Cos., Inc., 2.75%, 1/30/2022	807,000	821,413
		$1,664,320
Internet – 0.3%
Baidu, Inc., 3.875%, 9/29/2023	$1,263,000	$1,350,450
Machinery & Tools – 0.7%
CNH Industrial Capital LLC, 4.2%, 1/15/2024	$2,262,000	$2,465,562
CNH Industrial Capital LLC, 1.875%, 1/15/2026	448,000	453,310
		$2,918,872
Major Banks – 14.7%
Bank of America Corp., 2.881%, 4/24/2023	$2,896,000	$2,965,225
Bank of America Corp., 4.2%, 8/26/2024	692,000	763,013
Bank of Montreal, 2.05%, 11/01/2022	1,168,000	1,199,543
Barclays PLC, 4.61% to 2/15/2022, FLR (LIBOR - 3mo. + 1.4%) to 2/15/2023	2,947,000	3,044,748
Barclays PLC, 1.007%, 12/10/2024	207,000	207,071
Barclays PLC, 2.852% to 5/07/2025, FLR (LIBOR - 3mo. + 2.452%) to 5/07/2026	550,000	575,547
Credit Agricole, “A”, FLR, 1.654% (LIBOR - 3mo. + 1.43%), 1/10/2022 (n)	1,270,000	1,282,580
Credit Suisse Group AG, 3.574%, 1/09/2023 (n)	872,000	889,897
Credit Suisse Group AG, 4.207% to 6/12/2023, FLR (LIBOR - 3mo. + 1.24%) to 6/12/2024 (n)	443,000	473,105
Deutsche Bank AG, 1.447%, 4/01/2025	2,012,000	2,012,241
Goldman Sachs Group, Inc., 3%, 4/26/2022	2,302,000	2,305,599
Goldman Sachs Group, Inc., 0.481%, 1/27/2023	1,613,000	1,610,732
Goldman Sachs Group, Inc., 3.5%, 4/01/2025	750,000	812,271
Goldman Sachs Group, Inc., 1.093% to 12/09/2025, FLR (SOFR + 0.789%) to 12/09/2026	821,000	804,138
HSBC Holdings PLC, 3.262% to 3/13/2022, FLR (LIBOR - 3mo. + 1.055%) to 3/13/2023	1,521,000	1,558,330
HSBC Holdings PLC, 3.033% to 11/22/2022, FLR (LIBOR - 3mo. + 0.923%) to 11/22/2023	491,000	510,409
HSBC Holdings PLC, 2.099% to 6/04/2025, FLR (SOFR + 1.929%) to 6/04/2026	910,000	924,999
HSBC Holdings PLC, 1.589% to 5/24/2026, FLR (SOFR + 1.29%) to 5/24/2027	623,000	612,780
JPMorgan Chase & Co., 3.207% to 4/01/2022, FLR (LIBOR - 3mo. + 0.695%) to 4/01/2023	2,827,000	2,903,665
JPMorgan Chase & Co., 2.776% to 4/25/2022, FLR (LIBOR - 3mo. + 0.935%) to 4/25/2023	2,701,000	2,765,918
JPMorgan Chase & Co., 3.797% to 7/23/2023, FLR (LIBOR - 3mo. + 0.89%) to 7/23/2024	1,380,000	1,476,973
JPMorgan Chase & Co., 2.005% to 3/13/2025, FLR (SOFR + 1.585%) to 3/13/2026	1,642,000	1,687,933
JPMorgan Chase & Co., 1.04% to 2/04/2026, FLR (SOFR + 0.695%) to 2/04/2027	1,071,000	1,044,038
Mitsubishi UFJ Financial Group, Inc., 3.535%, 7/26/2021	1,623,000	1,639,066
Mitsubishi UFJ Financial Group, Inc., 2.623%, 7/18/2022	1,921,000	1,974,076
Mizuho Financial Group, 0.849% to 9/08/2023, FLR (LIBOR - 3mo. + 0.61%) to 9/08/2024	600,000	601,228
Morgan Stanley, 0.56% to 11/10/2022, FLR (SOFR + 0.466%) to 11/10/2023	1,637,000	1,637,476
Morgan Stanley, 0.529% to 1/25/2023, FLR (SOFR + 0.455%) to 1/25/2024	2,151,000	2,147,004
Morgan Stanley, 0.864% to 10/21/2024, FLR (SOFR + 0.745%) to 10/21/2025	1,635,000	1,626,029
NatWest Group PLC, 2.359% to 5/22/2023, FLR (CMT - 1yr. + 2.15%) to 5/22/2024	1,038,000	1,070,890
NatWest Group PLC, 4.269% to 3/22/2024, FLR (LIBOR - 3mo. + 1.762%) to 3/22/2025	1,367,000	1,491,898
NatWest Markets PLC, 3.625%, 9/29/2022 (n)	1,695,000	1,772,508

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Major Banks – continued
Royal Bank of Canada, 0.5%, 10/26/2023	$1,750,000	$1,751,313
Standard Chartered PLC, 1.319% to 10/14/2022, FLR (CMT - 1yr. + 1.17%) to 10/14/2023 (n)	1,457,000	1,466,252
Standard Chartered PLC, 0.991% to 1/12/2024, FLR (CMT - 1yr. + 0.78%) to 1/12/2025 (n)	1,361,000	1,353,308
Standard Chartered PLC, 1.214% to 3/23/2024, FLR (CMT - 1yr. + 0.88%) to 3/23/2025 (n)	437,000	437,868
State Street Corp., 2.825% to 3/30/2022, FLR (SOFR + 2.69%) to 3/30/2023	383,000	392,388
State Street Corp., 2.901% to 3/30/2025, FLR (SOFR + 2.6%) to 3/30/2026	157,000	166,974
Sumitomo Mitsui Financial Group, Inc., 0.508%, 1/12/2024	455,000	452,818
Sumitomo Mitsui Financial Group, Inc., 1.474%, 7/08/2025	1,613,000	1,613,067
Sumitomo Mitsui Trust Bank Ltd., 0.85%, 3/25/2024 (n)	944,000	943,681
Toronto-Dominion Bank, 0.25%, 1/06/2023	910,000	908,473
Toronto-Dominion Bank, 0.75%, 1/06/2026	637,000	621,776
UBS Group AG, 3.491%, 5/23/2023 (n)	278,000	286,868
UBS Group AG, 1.008% to 7/30/2023, FLR (CMT - 1yr. + 0.83%) to 7/30/2024 (n)	924,000	929,330
UBS Group Funding Ltd., 3%, 4/15/2021 (n)	1,590,000	1,591,231
UniCredito Italiano S.p.A., 6.572%, 1/14/2022 (n)	1,373,000	1,431,267
UniCredito Italiano S.p.A., 3.75%, 4/12/2022 (n)	1,687,000	1,736,664
Wells Fargo & Co., 2.164% to 2/11/2025, FLR (LIBOR - 3mo. + 0.75%) to 2/11/2026	2,242,000	2,311,018
		$64,785,226
Medical & Health Technology & Services – 0.5%
Becton, Dickinson and Co., 2.894%, 6/06/2022	$478,000	$490,378
HCA, Inc., 5%, 3/15/2024	1,692,000	1,882,471
		$2,372,849
Metals & Mining – 1.7%
Anglo American Capital PLC, 3.625%, 9/11/2024 (n)	$533,000	$576,430
Anglo American Capital PLC, 5.375%, 4/01/2025 (n)	1,650,000	1,879,184
Glencore Finance (Canada) Ltd., 4.95%, 11/15/2021 (n)	899,000	924,101
Glencore Funding LLC, 3%, 10/27/2022 (n)	848,000	875,070
Glencore Funding LLC, 4.125%, 3/12/2024 (n)	1,354,000	1,465,885
Glencore Funding LLC, 4.625%, 4/29/2024 (n)	422,000	464,578
Glencore Funding LLC, 1.625%, 9/01/2025 (n)	1,100,000	1,099,166
		$7,284,414
Midstream – 1.9%
Energy Transfer Operating Co., 2.9%, 5/15/2025	$569,000	$591,894
Gray Oak Pipeline LLC, 2%, 9/15/2023 (n)	968,000	985,268
MPLX LP, 3.5%, 12/01/2022	2,340,000	2,441,646
MPLX LP, 3.375%, 3/15/2023	642,000	672,767
Plains All American Pipeline LP, 3.85%, 10/15/2023	750,000	793,384
Plains All American Pipeline LP, 4.65%, 10/15/2025	992,000	1,086,543
Western Midstream Operating LP, 4.35%, 2/01/2025	796,000	823,860
Western Midstream Operating LP, FLR, 2.324% (LIBOR - 3mo. + 0.85%), 1/13/2023	1,222,000	1,197,819
		$8,593,181
Mortgage-Backed – 1.4%
Fannie Mae, 5.5%, 5/01/2025	$2,151	$2,181
Fannie Mae, 5%, 7/01/2039 - 3/01/2042	734,794	853,679
Fannie Mae, 2%, 5/25/2044	1,021,662	1,045,546
Freddie Mac, 0.88%, 4/25/2024 (i)	538,501	11,401
Freddie Mac, 1.583%, 4/25/2030 (i)	6,149,843	749,354
Freddie Mac, 3%, 4/15/2033 - 6/15/2045	2,671,201	2,864,932
Freddie Mac, 2%, 7/15/2042	490,456	506,200
		$6,033,293
Municipals – 3.8%
California Earthquake Authority Rev., “B”, 1.227%, 7/01/2021	$195,000	$195,471
California Earthquake Authority Rev., “B”, 1.327%, 7/01/2022	620,000	628,240
California Earthquake Authority Rev., “B”, 1.477%, 7/01/2023	440,000	451,178

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Municipals – continued
California Municipal Finance Authority Rev. (Century Housing Corp.), 1.486%, 11/01/2022	$235,000	$237,477
California Municipal Finance Authority Rev. (Century Housing Corp.), 1.605%, 11/01/2023	280,000	284,297
Clifton, TX, Higher Education Finance Corp. Rev. (Idea Public Schools), 0.75%, 8/15/2050 (n)	1,615,000	1,612,978
Illinois Sales Tax Securitization Corp., Second Lien, “B”, BAM, 2.128%, 1/01/2023	300,000	306,668
Illinois Sales Tax Securitization Corp., Second Lien, “B”, BAM, 2.225%, 1/01/2024	730,000	753,610
Long Island, NY, Power Authority, Electric System General Rev., “C”, 0.659%, 3/01/2022	135,000	135,033
Long Island, NY, Power Authority, Electric System General Rev., “C”, 0.764%, 3/01/2023	595,000	596,072
Massachusetts Educational Financing Authority, Education Loan Rev., “A”, 1.904%, 7/01/2023	65,000	66,389
Massachusetts Educational Financing Authority, Education Loan Rev., “A”, 2.156%, 7/01/2024	190,000	195,356
Massachusetts Educational Financing Authority, Education Loan Rev., “A”, 2.306%, 7/01/2025	150,000	154,735
Massachusetts Educational Financing Authority, Education Loan Rev., “A”, 2.562%, 7/01/2026	185,000	191,362
Michigan Finance Authority Tobacco Settlement Asset-Backed Rev. (2006 Sold Tobacco Receipts), “A-1”, 2.326%, 6/01/2030	800,000	823,140
New Jersey Economic Development Authority Rev., School Facilities Construction, “HHH”, 3.75%, 9/01/2022 (n)	2,885,000	2,991,537
New Jersey Economic Development Authority State Pension Funding Rev., Capital Appreciation, “B”, AGM, 0%, 2/15/2023	4,091,000	4,033,449
New Jersey Transportation Trust Fund Authority, Transportation System, “B”, 2.384%, 6/15/2022	455,000	464,430
New Jersey Transportation Trust Fund Authority, Transportation System, “B”, 2.551%, 6/15/2023	465,000	481,742
New Jersey Transportation Trust Fund Authority, Transportation System, “B”, 2.631%, 6/15/2024	440,000	459,614
Port Authority of NY & NJ, “AAA”, 1.086%, 7/01/2023	1,060,000	1,075,786
Texas Transportation Commission, Central Texas Turnpike System First Tier Refunding Rev., Taxable, “B”, 1.98%, 8/15/2042	680,000	685,018
		$16,823,582
Natural Gas - Distribution – 0.3%
CenterPoint Energy, Inc., 0.7%, 3/02/2023	$1,302,000	$1,301,543
Network & Telecom – 0.8%
AT&T, Inc., 0.9%, 3/25/2024	$2,621,000	$2,623,068
Verizon Communications, Inc., 0.75%, 3/22/2024	986,000	987,005
		$3,610,073
Oil Services – 0.0%
Halliburton Co., 3.8%, 11/15/2025	$111,000	$122,024
Oils – 1.0%
Marathon Petroleum Corp., 4.75%, 12/15/2023	$1,919,000	$2,107,582
Valero Energy Corp., 1.2%, 3/15/2024	1,330,000	1,333,629
Valero Energy Corp., 2.85%, 4/15/2025	771,000	805,608
		$4,246,819
Other Banks & Diversified Financials – 4.3%
American Express Co., 3.7%, 11/05/2021	$497,000	$505,554
Banque Federative du Credit Mutuel, 0.65%, 2/27/2024 (n)	1,833,000	1,827,510
BBVA USA, 3.5%, 6/11/2021	1,920,000	1,926,201
BBVA USA, 2.875%, 6/29/2022	2,443,000	2,512,163
BBVA USA Bancshares, Inc., 2.5%, 8/27/2024	1,183,000	1,243,429
Element Fleet Management Corp., 1.6%, 4/06/2024 (n)	838,000	842,106
Groupe BPCE S.A., 4%, 9/12/2023 (n)	1,385,000	1,492,808
Groupe BPCE S.A., FLR, 1.424% (LIBOR - 3mo. + 1.24%), 9/12/2023 (n)	1,385,000	1,412,136
Macquarie Group Ltd., 1.34% to 1/12/2026, FLR (SOFR + 1.069%) to 1/12/2027 (n)	1,200,000	1,176,940
National Bank of Canada, 2.15%, 10/07/2022 (n)	1,348,000	1,381,613
National Bank of Canada, 0.9% to 8/15/2022, FLR (CMT - 1yr. + 0.77%) to 8/15/2023	523,000	525,376
National Bank of Canada, 0.55%, 11/15/2024	250,000	249,352
SunTrust Banks, Inc., 2.8%, 5/17/2022	2,056,000	2,110,476
Truist Financial Corp., 1.267% to 3/02/2026, FLR (SOFR + 0.609%) to 3/02/2027	1,306,000	1,292,244
UBS AG, 1.75%, 4/21/2022 (n)	390,000	395,386
		$18,893,294
Personal Computers & Peripherals – 0.0%
Equifax, Inc., 2.6%, 12/15/2025	$164,000	$171,848

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Pharmaceuticals – 1.7%
AbbVie, Inc., 2.15%, 11/19/2021	$834,000	$843,336
AbbVie, Inc., 3.45%, 3/15/2022	886,000	906,407
Bayer U.S. Finance II LLC, 3.5%, 6/25/2021 (n)	2,962,000	2,974,769
Royalty Pharma PLC, 0.75%, 9/02/2023 (n)	1,481,000	1,479,460
Viatris, Inc., 1.125%, 6/22/2022 (n)	1,200,000	1,206,488
		$7,410,460
Real Estate - Office – 0.2%
Corporate Office Property LP, 2.25%, 3/15/2026	$697,000	$707,957
Retailers – 0.6%
Alimentation Couche-Tard, Inc., 2.7%, 7/26/2022 (n)	$399,000	$409,499
Kohl's Corp., 9.5%, 5/15/2025	1,587,000	2,057,046
Macy's Retail Holdings, Inc., 3.875%, 1/15/2022	352,000	352,000
		$2,818,545
Specialty Stores – 0.7%
Nordstrom, Inc., 2.3%, 4/08/2024 (n)	$519,000	$519,824
Ross Stores, Inc., 0.875%, 4/15/2026	1,622,000	1,569,060
TJX Cos., Inc., 3.5%, 4/15/2025	960,000	1,046,148
		$3,135,032
Telecommunications - Wireless – 0.8%
American Tower Corp., REIT, 2.25%, 1/15/2022	$302,000	$306,211
Crown Castle International Corp., 3.15%, 7/15/2023	1,037,000	1,097,968
Crown Castle International Corp., 1.35%, 7/15/2025	257,000	256,359
T-Mobile USA, Inc., 3.5%, 4/15/2025 (n)	1,901,000	2,051,959
		$3,712,497
Tobacco – 0.9%
B.A.T. Capital Corp., 3.222%, 8/15/2024	$1,047,000	$1,114,492
Imperial Tobacco Finance PLC, 3.75%, 7/21/2022 (n)	2,045,000	2,112,353
Philip Morris International, Inc., 1.125%, 5/01/2023	796,000	807,594
		$4,034,439
Transportation - Services – 0.5%
ERAC USA Finance LLC, 2.7%, 11/01/2023 (n)	$872,000	$914,884
ERAC USA Finance LLC, 3.85%, 11/15/2024 (n)	551,000	604,560
ERAC USA Finance LLC, 3.8%, 11/01/2025 (n)	551,000	605,208
		$2,124,652
U.S. Treasury Obligations – 15.2%
U.S. Treasury Notes, 0.125%, 6/30/2022	$18,900,000	$18,902,953
U.S. Treasury Notes, 0.125%, 9/30/2022	21,322,500	21,320,834
U.S. Treasury Notes, 2.375%, 1/31/2023 (f)	17,178,000	17,873,843
U.S. Treasury Notes, 0.125%, 12/15/2023	8,813,000	8,772,722
		$66,870,352
Utilities - Electric Power – 3.8%
Emera U.S. Finance LP, 2.7%, 6/15/2021	$491,000	$492,285
Enel Finance International N.V., 2.875%, 5/25/2022 (n)	2,470,000	2,532,988
FirstEnergy Corp., 4.75%, 3/15/2023	1,027,000	1,082,170
FirstEnergy Corp., 2.05%, 3/01/2025	929,000	933,803
FirstEnergy Corp., 1.6%, 1/15/2026	513,000	498,892
Florida Power & Light Co., FLR, 0.598% (LIBOR - 3mo. + 0.38%), 7/28/2023	2,067,000	2,067,045
NextEra Energy Capital Holdings, Inc., 2.9%, 4/01/2022	1,458,000	1,494,678
NextEra Energy, Inc., 0.65%, 3/01/2023	1,049,000	1,052,583
Pacific Gas & Electric Co., 1.75%, 6/16/2022	536,000	536,811
Pacific Gas & Electric Co., 1.367%, 3/10/2023	432,000	432,122

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Utilities - Electric Power – continued
Pacific Gas & Electric Co., FLR, 1.572% (LIBOR - 3mo. + 1.375%), 11/15/2021	$1,837,000	$1,840,512
Southern California Edison Co.'s First & Refunding Mortgage Bonds, 1.2%, 2/01/2026	1,463,000	1,441,319
WEC Energy Group, Inc., 0.8%, 3/15/2024	612,000	611,786
Xcel Energy, Inc., 0.5%, 10/15/2023	1,753,000	1,751,227
		$16,768,221
Total Bonds		$432,420,006
Investment Companies (h) – 2.2%
Money Market Funds – 2.2%
MFS Institutional Money Market Portfolio, 0.05% (v)	9,608,293	$9,608,293

Other Assets, Less Liabilities – (0.2)%		(1,016,254)
Net Assets – 100.0%		$441,012,045
(f)	All or a portion of the security has been segregated as collateral for open futures contracts and cleared swap agreements.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $9,608,293 and $432,420,006, respectively.
(i)	Interest only security for which the fund receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $177,698,292, representing 40.3% of net assets.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:
Restricted Securities	Acquisition Date	Cost	Value
MF1 Ltd., 2020-FL3, “B”, FLR, 3.856% (LIBOR - 1mo. + 3.75%), 7/15/2035	6/12/20	$192,000	$195,574
MF1 Ltd., 2020-FL3, “C”, FLR, 4.606% (LIBOR - 1mo. + 4.5%), 7/15/2035	6/12/20	274,500	279,950
Total Restricted Securities			$475,524
% of Net assets			0.1%
The following abbreviations are used in this report and are defined:
AGM	Assured Guaranty Municipal
BAM	Build America Mutual
CLO	Collateralized Loan Obligation
CMT	Constant Maturity Treasury
FLR	Floating Rate. Interest rate resets periodically based on the parenthetically disclosed reference rate plus a spread (if any). The period-end rate reported may not be the current rate. All reference rates are USD unless otherwise noted.
LIBOR	London Interbank Offered Rate
REIT	Real Estate Investment Trust
SOFR	Secured Overnight Financing Rate
Derivative Contracts at 3/31/21
Futures Contracts
Description	Long/ Short	Currency	Contracts	Notional Amount	Expiration Date	Value/Unrealized Appreciation (Depreciation)
Liability Derivatives
Interest Rate Futures
U.S. Treasury Note 2 yr	Long	USD	116	$25,604,281	June – 2021	$(3,305)

Portfolio of Investments (unaudited) – continued
Cleared Swap Agreements
Maturity Date		Notional Amount	Counterparty	Cash Flows to Receive/ Frequency	Cash Flows to Pay/ Frequency	Unrealized Appreciation (Depreciation)	Net Unamortized Upfront Payments (Receipts)	Value
Asset Derivatives
Interest Rate Swaps
7/15/21	USD	38,000,000	centrally cleared	1.88%/Semi-annually	0.24% FLR (3-Month LIBOR)/Quarterly	$316,439	$—	$316,439
9/19/21	USD	23,300,000	centrally cleared	1.57%/Semi-annually	0.15% FLR (1-Month LIBOR)/Monthly	170,015	—	170,015
						$486,454	$—	$486,454
At March 31, 2021, the fund had liquid securities with an aggregate value of $142,549 to cover any collateral or margin obligations for certain derivative contracts.
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
3/31/21 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Futures contracts are generally valued at last posted settlement price on their primary exchange as provided by a third-party pricing service. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation on their primary exchange as provided by a third-party pricing service. Swap agreements are generally valued using valuations provided by a third-party pricing service, which for cleared swaps includes an evaluation of any trading activity at the clearinghouses. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments, such as futures contracts and swap agreements. The following is a summary of the levels used as of March 31, 2021 in valuing the fund's assets or liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
U.S. Treasury Bonds & U.S. Government Agencies & Equivalents	$—	$66,870,352	$—	$66,870,352
Non - U.S. Sovereign Debt	—	5,837,125	—	5,837,125
Municipal Bonds	—	16,823,582	—	16,823,582
U.S. Corporate Bonds	—	142,814,026	—	142,814,026
Residential Mortgage-Backed Securities	—	11,728,745	—	11,728,745
Commercial Mortgage-Backed Securities	—	32,056,243	—	32,056,243
Asset-Backed Securities (including CDOs)	—	66,878,803	—	66,878,803
Foreign Bonds	—	89,411,130	—	89,411,130
Mutual Funds	9,608,293	—	—	9,608,293
Total	$9,608,293	$432,420,006	$—	$442,028,299
Other Financial Instruments
Futures Contracts – Liabilities	$(3,305)	$—	$—	$(3,305)
Swap Agreements – Assets	—	486,454	—	486,454
For further information regarding security characteristics, see the Portfolio of Investments.

Supplemental Information (unaudited) – continued
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$8,636,845	$38,253,904	$37,282,456	$—	$—	$9,608,293
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$1,286	$—
(3) Impacts of COVID-19
The pandemic related to the global spread of novel coronavirus disease (COVID-19), which was first detected in December 2019, has resulted in significant disruptions to global business activity and the global economy, as well as the economies of individual countries, the financial performance of individual companies and sectors, and the securities and commodities markets in general. Multiple surges in cases globally, the availability and widespread adoption of vaccines, and the emergence of variant strains of the virus continue to create uncertainty as to the future and long-term impacts resulting from the pandemic including impacts to the prices and liquidity of the fund's investments and the fund's performance.